Accrued Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Salaries, wages and related fringe benefits		$ 60.7	$ 62.9
Restructuring		5.0	10.1
Taxes		22.5	24.3
Contract liabilities		51.7	69.6	[1]
Product warranty		22.7	23.9
Accrued interest		0.7	0.3
Operating lease liabilities	[1]	17.1	0.0
Other		63.7	57.4
Total accrued liabilities		244.1	248.5
Accrued Product Warranty Liability [Roll Forward]
Balance at the beginning of period		23.9	22.3
Product warranty accruals		30.8	25.6
Settlements		(31.9)	(24.6)
Charged to other accounts	[2]	(0.1)	0.6
Balance at the end of period		$ 22.7	$ 23.9

[1]	The Company adopted ASU 2016-02, Leases, on January 1, 2019 using the optional transition method. See Note 2 “New Accounting Standards” for further discussion of the adoption of ASU 2016-02 and Note 16 “Leases” for discussion of the Company’s operating and financing leases.
[2]	Includes primarily the effects of foreign currency translation adjustments for the Company’s subsidiaries with functional currencies other than the USD and changes in the accrual related to acquisitions or divestitures of businesses.